Fair Value Measurements and Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
The following table presents, by level within the fair value hierarchy, the Corporation’s assets and liabilities accounted for at fair value on a recurring basis. These assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement and there were no transfers between the levels in the periods presented. For derivative instruments, the Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions.

		As at
	Fair value	June 30,	December 31,
($ millions)	hierarchy	2017	2016
Assets
Energy contracts subject to regulatory deferral (1) (2) (3)	Levels 1/2/3	7	19
Energy contracts not subject to regulatory deferral (1) (2) (4)	Levels 2/3	10	3
Interest rate swaps - cash flow hedges (5)	Level 2	9	11
Other investments (6)	Level 1	85	69
Total gross assets		111	102
Less: Counterparty netting not offset on the balance sheet (7)		(6)	(9)
Total net assets		105	93

Liabilities
Energy contracts subject to regulatory deferral (1) (2) (8)	Levels 2/3	34	26
Energy contracts not subject to regulatory deferral (1)	Level 2	—	9
Interest rate swaps - cash flow hedges (5)	Level 2	6	3
Total gross liabilities		40	38
Less: Counterparty netting not offset on the balance sheet (7)		(6)	(9)
Total net liabilities		34	29

(1)
The fair value of the Corporation’s energy contracts is recognized in accounts receivable and other current assets, long-term other assets, accounts payable and other current liabilities and long-term other liabilities. Unrealized gains and losses arising from changes in fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of wholesale trading contracts and certain gas swap contracts.

(2)
Changes in one or more of the unobservable inputs could have a significant impact on the fair value measurement depending on the magnitude and direction of the change for each input. The impacts of changes in fair value are subject to regulatory recovery, with the exception of wholesale trading contracts and certain gas swap contracts.

(3)	As at June 30, 2017, includes - $5 million - level 2 and $2 million - level 3 (December 31, 2016 - $1 million -level 1, $13 million - level 2 and $5 million - level 3)

(4)	As at June 30, 2017, includes - $4 million - level 2 and $6 million - level 3 (December 31, 2016 - $3 million - level 3)

(5)	The fair value of the Corporation’s interest rate swaps is recognized in accounts receivable and other current assets, accounts payable and other current liabilities and long-term other liabilities.

(6)	Included in long-term other assets on the consolidated balance sheet.

(7)	Certain energy contracts are subject to legally enforceable master netting arrangements to mitigate credit risk and are netted by counterparty where the intent and legal right to offset exists.

(8)	As at June 30, 2017, includes $22 million - level 2 and $12 million - level 3 (December 31, 2016 - $21 million - level 2 and $5 million - level 3).

Schedule of Volume of Derivative Activity
As at June 30, 2017, the following notional volumes related to electricity and natural gas derivatives that are expected to be settled are outlined below.

	Maturity	Contracts						There-after
Volume (1)	(year)	(#)	2017	2018	2019	2020	2021
Energy contracts subject to regulatory deferral:
Electricity swap contracts (GWh)	2019	7	561	742	438	—	—	—
Electricity power purchase contracts (GWh)	2018	32	903	154	—	—	—	—
Gas swap contracts (PJ)	2020	115	22	32	14	2	—	—
Gas supply contract premiums (PJ)	2024	75	56	55	31	28	22	43
Energy contracts not subject to regulatory deferral:
Wholesale trading contracts (GWh)	2018	18	1,999	1,787	—	—	—	—
Gas swap contracts (PJ)	2018	62	6	6	—	—	—	—

(1)	GWh means gigawatt hours and PJ means petajoules.

Schedule of Financial Instruments Not Carried At Fair Value
The following table discloses the estimated fair value measurements of the Corporation’s financial instruments not carried at fair value. The fair values were measured using Level 2 pricing inputs, except as noted. The carrying values of the Corporation’s consolidated financial instruments approximate their fair values, reflecting the short-term maturity, normal trade credit terms and/or nature of these instruments, except as follows.

	As at
	June 30, 2017		December 31, 2016
($ millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt, including current portion (Note 6) (1)	21,257	23,137	21,219	22,523
Waneta Partnership promissory note (2)	61	62	59	61

(1)
Includes $4,074 million (December 31, 2016 - $1,673 million) unsecured debentures and notes, and credit facility borrowings valued using Level 1 inputs. All other long-term debt is valued using Level 2 inputs.

(2)	Included in long-term other liabilities on the consolidated balance sheet